Raub Brock Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 103.9%
	BASIC MATERIALS — 5.0%
22	Sherwin-Williams Co.	$10,109
	COMMUNICATIONS — 10.5%
100	CDW Corp.	9,327
45	FactSet Research Systems, Inc.	11,731
		21,058
	CONSUMER, CYCLICAL — 24.7%
100	Lowe's Cos., Inc.	8,605
125	NIKE, Inc. - Class B	10,342
155	Starbucks Corp.	10,190
200	TJX Cos., Inc.	9,562
165	Toro Co.	10,740
		49,439
	CONSUMER, NON-CYCLICAL — 38.1%
140	AbbVie, Inc.	10,667
70	Automatic Data Processing, Inc.	9,568
60	Estee Lauder Cos., Inc. - Class A	9,560
305	Hormel Foods Corp.	14,225
110	Medtronic PLC	9,920
45	UnitedHealth Group, Inc.	11,222
95	Zoetis, Inc.	11,180
		76,342
	FINANCIAL — 10.3%
50	American Tower Corp. - REIT	10,888
40	Mastercard, Inc. - Class A	9,662
		20,550
	INDUSTRIAL — 5.2%
135	Canadian National Railway Co.	10,480
	TECHNOLOGY — 10.1%
60	Accenture PLC - Class A	9,795
105	Texas Instruments, Inc.	10,493
		20,288
	Total Common Stocks
	(Cost $252,743)	208,266
	SHORT-TERM INVESTMENTS — 3.3%
6,678	Federated Treasury Obligations Fund - Institutional Class, 0.31%[1]	6,678

Raub Brock Dividend Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	Total Short-Term Investments
	(Cost $6,678)	$6,678
	TOTAL INVESTMENTS — 107.2%
	(Cost $259,421)	214,944
	Liabilities in Excess of Other Assets — (7.2)%	(14,528)
	TOTAL NET ASSETS — 100.0%	$200,416

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.